Share Based Payments (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2012
Share Based Payments [Line Items]
Intrinsic value of options exercised
Share-based compensation		518	$ 5	$ 60
Unvested share options granted
Dividend yield		0.00%
Granted options (in Shares)
Ordinary shares issued for share based compensation (in Shares)	1,200,000
Ordinary shares issued for share based compensation	$ 1,332		$ 5
Price per share (in Dollars per share)	$ 1.1
2012 Share Incentive Plan [Member]
Share Based Payments [Line Items]
Granted share options (in Shares)						6,000,000
Expire date of grant date						5 years
Stock Option [Member]
Share Based Payments [Line Items]
Intrinsic value of options exercised
Share-based compensation		$ 518	$ 5	$ 60
Granted options (in Shares)